Loan Commitments and Other Related Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
Commitments to make loans period	365 days or less
Fixed rate loan commitments	2.875%
Fixed rate loan commitments	5.50%
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Fixed rate loan maturity period	15 years
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Fixed rate loan maturity period	30 years